Document and Entity Information	Dec. 22, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001302028
Document Type	8-K
Document Period End Date	Dec. 22, 2020
Entity Registrant Name	MANITEX INTERNATIONAL, INC.
Entity Incorporation State Country Code	MI
Entity File Number	001-32401
Entity Tax Identification Number	42-1628978
Entity Address, Address Line One	9725 Industrial Drive
Entity Address, City or Town	Bridgeview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60455
City Area Code	(708)
Local Phone Number	430-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	MNTX
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ